NET PREMIUMS EARNED (Details 3) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,598,434	S/ 2,308,143	S/ 2,302,701
Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 1,196,782	S/ 949,515	S/ 876,315
Servicewise participation rate in Life Insurance Gross Premium		100.00%	100.00%	100.00%
Credit life [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 507,359	S/ 436,443	S/ 366,623
Servicewise participation rate in Life Insurance Gross Premium		42.40%	45.96%	41.83%
Group life [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 113,118	S/ 117,580	S/ 118,634
Servicewise participation rate in Life Insurance Gross Premium		9.44%	12.38%	13.54%
Disability and survival | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[2]	S/ 270,082	S/ 237,559	S/ 214,310
Servicewise participation rate in Life Insurance Gross Premium	[2]	22.57%	25.02%	24.46%
Annuities [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 47,584	S/ 26,093	S/ 28,799
Servicewise participation rate in Life Insurance Gross Premium		3.98%	2.75%	3.29%
Individual life and personal accidents | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[3]	S/ 258,639	S/ 131,840	S/ 147,949
Servicewise participation rate in Life Insurance Gross Premium	[3]	21.61%	13.89%	16.88%

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.
[2]	This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).
[3]	Individual life insurance premiums include Investment Link insurance contracts.